UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 10-D

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of The Securities Exchange Act of 1934

For the monthly distribution period from July 1, 2009 to July 31, 2009

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity	(IRS Employer Indentification No. of the
in respect of the notes)	sponsor and depositor)

Rodney Square North
100 North Market Street
Wilmington, Delaware	19890-0001
(Address of principal executive offices of	(Zip Code)
the issuing entity in respect to the notes)

(302) 636-6189 (Telephone Number, including area code)

Registered/reporting pursuant to (check one)
	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))
DiscoverSeries Class A			[x]
Notes
DiscoverSeries Class B			[x]
Notes
DiscoverSeries Class C			[x]
Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

The information required by Item 1121 of Regulation AB is provided in the reports attached hereto as Exhibits 99.1 and 99.2.

Delay of Commencement of Accumulation Period:

Class A(2008-2)

On July 31, 2009, pursuant to Section 4.02 of the Indenture Supplement, as amended, dated as of July 26, 2007, and the Class A(2008-2) Terms Document, dated as of March 11, 2008, between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee, the commencement of the Accumulation Period for Class A(2008-2) DiscoverSeries Notes, which was scheduled to commence on September 1, 2009 (the first day of the Due Period related to the October 2009 Distribution Date), was delayed until December 1, 2009 (the first day of the Due Period related to the January 2010 Distribution Date).

PART II OTHER INFORMATION Item 3. Sales of Securities and Use of Proceeds

Class D(2009-1) Notes

On July 2, 2009, $598,903,743 principal amount of DiscoverSeries Class D(2009-1) Notes (the “Class D(2009-1) Notes”) were issued pursuant to the Indenture (the “Indenture”) as supplemented by the Indenture Supplement for the DiscoverSeries Notes (the “Indenture Supplement”), in each case dated as of July 26, 2007, as amended, and the Class D(2009-1) Terms Document (the "Class D(2009-1) Terms Document"), dated as of July 2, 2009, each between the Note Issuance Trust as Issuer, and U.S. Bank National Association (the “Indenture Trustee”) as Indenture Trustee. The principal amount of the Class D(2009-1) Notes may increase or decrease from time to time and will be reflected on the books and records of the Indenture Trustee. On July 13, 2009, Discover Bank, pursuant to Section 2.03 of the Note Purchase Agreement, dated as of July 2, 2009, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, and the purchasers named therein and Section 2.06 of the Class D(2009-1) Terms Document, increased the outstanding dollar principal amount of the Class D(2009-1) Notes. The increase in the outstanding dollar principal amount of the Class D(2009-1) Notes was in the amount of $104,278,075, resulting in an initial dollar principal amount of the Class D(2009-1) Notes of $703,181,818. The Class D(2009-1) Notes were privately offered and issued in reliance upon the exemption contained in Section 4(2) of the Securities Act of 1933, as amended. The Class D(2009-1) Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. In connection with this issuance, the investor interest in receivables represented by the Series 2007-CC Collateral Certificate (the "Collateral Certificate") issued by the Discover Card Master Trust I (the "Master Trust") that secures the DiscoverSeries Notes was increased by $598,903,743 and $104,278,075. The Note Issuance Trust paid the net proceeds from the issuance to Discover Bank in exchange for the increase in the investor interest in receivables represented by the Collateral Certificate.

Class A(2009-1) Notes

On July 14, 2009, $1,500,000,000 principal amount of DiscoverSeries Class A(2009-1) Notes (the “Class A(2009-1) Notes”) were issued pursuant to the Indenture as supplemented by the Indenture Supplement and the Class A(2009-1) Terms Document, dated as of July 14, 2009, each between the Note Issuance Trust as Issuer, and the Indenture Trustee. The Class A(2009-1) Notes constitute eligible collateral under the Term Asset-Backed Securities Loan Facility ("TALF") provided by the Federal Reserve Bank of New York. The issuance was underwritten by Barclays Capital Inc. and Deutsche Bank Securities Inc., as lead underwriters, and by Banc of America Securitites LLC, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, J.P. Morgan Securities Inc., and RBS Securities Inc., as co-underwriters, pursuant to the Underwriting Agreement (the “Underwriting Agreement”), and related Terms Agreement, in each case dated July 1, 2009, among the Note Issuance Trust, Discover Bank, Barclays Capital Inc. and Deutsche Bank Securities Inc.. Information regarding the Class A(2009-1) Notes and the sale thereof has been previously disclosed in the prospectus dated June 29, 2009, and the prospectus supplement thereto dated July 1, 2009 (collectively, the “Class A(2009-1) Prospectus”), each previously filed by us with the Securities and Exchange Commission on July 16, 2009 (file numbers 333-141703, 333-141703-01 and 333-141703-02).

The Note Issuance Trust owns the Collateral Certificate issued by the Master Trust pursuant to the Amended and Restated Pooling and Servicing Agreement, as amended (the "Pooling and Servicing Agreement"), dated as of November 3, 2004, by and between Discover Bank as Master Servicer, Servicer, and Seller and U.S. Bank National Association as Trustee and the Series 2007-CC Supplement (the “Series 2007-CC Supplement”), dated as of July 26, 2007, between Discover Bank as Master Servicer, Servicer and Seller and U.S. Bank National Association as Trustee of the Master Trust. The Note Issuance Trust issues DiscoverSeries notes secured by the Collateral Certificate and its other assets. Allocations of cash flows from the asset pool and any expenses or losses by the Master Trust to the holders of trust certificates issued by the Master Trust, including the Collateral Certificate, are described in the Class A(2009-1) Prospectus. Allocations of cash flows from the asset pool and any expenses or losses by the Indenture Trustee to the holders of the notes are also described in the Class A(2009-1) Prospectus.

The Note Issuance Trust paid the proceeds from the sale of the Class A(2009-1) Notes to Discover Bank in exchange for a $1,500,000,000 increase in the investor interest in receivables represented by the Collateral Certificate. Discover Bank added these proceeds to its general funds.

In general, the subordinated notes of the DiscoverSeries serve as credit enhancement for all of the senior notes of the DiscoverSeries, regardless of whether the subordinated notes are issued before, at the same time as or after the senior notes of the DiscoverSeries. The Class A(2009-1) Notes receive credit enhancement through the subordination of interest and principal payments on Class B notes, Class C notes and Class D notes and through loss protection provided by such notes. The amount of subordination available to provide credit enhancement to any tranche of notes is limited by its available subordinated amount of each class of notes that is subordinated to it. Each senior tranche of notes has access to credit enhancement from those subordinated notes only in an amount not exceeding its required subordinated amount minus the amount of usage of that required subordinated amount. When we refer to “usage of the required subordinated amount,” we refer to the amount by which the nominal liquidation amount of subordinated notes providing credit enhancement to that tranche of senior notes has declined as a result of losses relating to charged-off receivables and the application of subordinated notes’ principal allocation to pay interest on senior classes and servicing fees. Relative priority among notes and the rights to the underlying pool assets are more fully described in the Class A(2009-1) Prospectus.

Item 8. Other Information

Class A(2008-B) Notes

On July 13, 2009, pursuant to Section 2.10 of the Note Purchase Agreement, dated as of May 16, 2008, among the Note Issuance Trust, as Issuer, Discover Bank, as Depositor, Beneficiary, and Calculation Agent for the Note Issuance Trust, and the purchasers named therein, the existing expected maturity date and the existing expected principal payment date, which were scheduled for July 15, 2009, were extended to July 15, 2010. The existing legal maturity date, which was scheduled for January 17, 2012, was extended to January 15, 2013. The existing liquidation commencement date, which was scheduled for June 1, 2009, was extended until June 1, 2010.

Addition of Interchange to all legacy Series

On July 31, 2009, as permitted by, and pursuant to, the Pooling and Servicing Agreement, Discover Bank caused the Master Trust to begin to allocate to Series 1996-4, Series 2003-3 and Series 2003-4, Subseries 2 their proportionate share of the interchange allocated to the Master Trust. The corresponding amendments to series supplements and the Pooling and Servicing Agreement eliminated the difference between the monthly group excess spread levels and interchange sub-group excess spread levels reported on August 17, 2009 and will eliminate the difference in three-month average group excess spread levels and interchange sub-group excess spread levels reported for the October 15, 2009 distribution date.

No Approval or Notification of Certain Events

The approval of, or notification to, outstanding certificateholders of the Master Trust or noteholders of the Note Issuance Trust is not required in connection with a new issuance. Discover Bank, in its capacity as “Seller” under the Pooling and Servicing Agreement, may from time to time direct the trustee for the Master Trust to issue new series of certificates, or increase the size of series by issuing additional certificates, subject to certain requirements, including confirmation from rating agencies that such new issuance would not result in the reduction or downgrade of the ratings of any class of any series then outstanding. Discover Bank, as beneficiary under the trust agreement for the Note Issuance Trust, may also direct the Note Issuance Trust to issue additional notes and may agree to increase the investor interest in receivables represented by the collateral certificate by a corresponding amount.

Discover Bank may, in its sole discretion, subject to certain limitations, designate additional credit card accounts originated by Discover Bank or its affiliates to be added to the Master Trust or convey interests in other credit card receivables pools to the Master Trust. In addition, Discover Bank will be required to designate additional credit card accounts to be added to the Master Trust if the aggregate amount of principal receivables in the Master Trust on the last day of any month is less than a minimum level that relates to the sum of investor interests for all series then outstanding. Discover Bank, subject to certain limitations, may, but is not obligated to, remove credit card accounts from the Master Trust. These limitations include confirmation that, notwithstanding the removal of accounts, the minimum principal receivables balance in the Master Trust will be maintained and affirmation from rating agencies that the removal will not cause a lowering or withdrawal of their then current ratings on any class of any outstanding series of certificates.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DISCOVER BANK (Depositor)

Date: August 17, 2009

/S/ Michael F. Rickert Michael F. Rickert Vice President, Chief Financial Officer and Treasurer

Exhibit Index

Exhibit No.	Description
99.1	Series 2007-CC Monthly Statement.
99.2	DiscoverSeries Monthly Statement.